ORGANIZATION AND NATURE OF BUSINESS (Details)	Jun. 30, 2024 facility bed Entity property	Dec. 31, 2023 facility bed Entity property	Jun. 30, 2023 shareholder	Jun. 29, 2023
Subsidiary or Equity Method Investee [Line Items]
Number of lease to purchase contracts	13	11
Number of post-acute care facilities	12	14
Number of non affiliated operating entity | Entity	1	1
Number of operating properties | property	38	29
Number of then-existing shareholders | shareholder			2
Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Number of operating health care facilities	220	208
Number of skilled nursing beds | bed	24,480	22,950
Number of assisted living beds | bed	880	690
Number of long term operating facilities	182	179
Number of lease to purchase contracts	13	11
PGI | Shareholder A
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				50.00%
PGI | Shareholder B
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				50.00%